CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 109,401	$ 127,634
Accounts receivable, net of allowances for credit losses of $11 and $11	$ 1,887	$ 1,976
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Receivables from affiliated companies	$ 735	$ 309
Inventories	8,727	7,306
Prepaid expenses and other current assets	10,740	29,140
Total current assets	131,490	166,365
Property and equipment, net	2,485,029	2,652,169
Long-term prepayments, deposits and other assets	69,141	52,504
Restricted cash	130	130
Operating lease right-of-use assets	11,571	11,647
Land use right, net	99,073	102,629
Total assets	2,796,434	2,985,444
Current liabilities:
Accounts payable	6,401	3,285
Accrued expenses and other current liabilities	91,438	118,117
Income tax payable	15,257	7,626
Current portion of long-term debt, net	$ 0	$ 21,597
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Payables to affiliated companies	$ 66,946	$ 30,131
Total current liabilities	180,042	180,756
Long-term debt, net	2,024,569	2,141,750
Other long-term liabilities	6,290	4,115
Deferred tax liabilities, net	60	77
Operating lease liabilities, non-current	12,095	12,227
Total liabilities	2,223,056	2,338,925
Commitments and contingencies (Note 16)
Shareholders' equity and participation interest:
Additional paid-in capital	2,477,359	2,477,359
Accumulated other comprehensive income	618	8,701
Accumulated losses	(1,954,174)	(1,895,409)
Total shareholders' equity	523,887	590,735
Participation interest	49,491	55,784
Total shareholders' equity and participation interest	573,378	646,519
Total liabilities, shareholders' equity and participation interest	2,796,434	2,985,444
Class A Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	77	77
Class B Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	$ 7	$ 7